Shareholder Report, Average Annual Return (Details)		12 Months Ended	30 Months Ended	42 Months Ended	52 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000230413
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Diversified Equity Fund
C000230415
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Enhanced Fixed Income Fund
C000230414
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Fixed Income Fund
Without Sales Load [Member] | C000230413
Average Annual Return [Line Items]
Average Annual Return, Percent		20.12%			9.75%
Without Sales Load [Member] | C000230415
Average Annual Return [Line Items]
Average Annual Return, Percent		5.85%		6.20%
Without Sales Load [Member] | C000230414
Average Annual Return [Line Items]
Average Annual Return, Percent		2.34%	3.10%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		19.56%			13.49%
Bloomberg Global Aggregate Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg Global Aggregate Index (USD) (TR)
Average Annual Return, Percent		1.60%		2.07%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		2.71%	3.53%
50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index
Average Annual Return, Percent		6.91%		8.09%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	EMBI – Emerging Markets Bond Index